UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from August 1, 2017 to August 31, 2017

Commission File Number of issuing entity: 333-194765-02

CIK number of issuing entity: 0001624831

AMERICREDIT AUTOMOBILE RECEIVABLES TRUST 2014-4

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-194765

CIK number of depositor: 0001347185

AFS SENSUB CORP.

(Exact name of depositor as specified in its charter)

CIK number of sponsor: 0001002761

AMERICREDIT FINANCIAL SERVICES, INC.

(Exact name of sponsor as specified in its charter)

Randal L. Willis (817) 302-7000

(Name and telephone number of person to contact in connection with this filing)

Delaware	47-6551583
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

c/o AmeriCredit Financial Services, Inc. 801 Cherry Street, Suite 3500 Fort Worth, TX 76102	76102
(Address of principal executive offices of issuing entity)	(Zip Code)

(817) 302-7000

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

	Registered/reported pursuant to (check one)			Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-1	☐	☐	☒
Class A-2A	☐	☐	☒
Class A-2B	☐	☐	☒
Class A-3	☐	☐	☒
Class B	☐	☐	☒
Class C	☐	☐	☒
Class D	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.      Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1

The Record Date for distributions described in Exhibit 99.1 was September 7, 2017.

No assets securitized by AmeriCredit Financial Services, Inc. (the “Securitizer”) and held by AmeriCredit Automobile Receivables Trust 2014-4 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from August 1, 2017 to August 31, 2017.

The Securitizer (CIK # 0001002761) filed Form ABS-15G on February 1, 2017.

Item 1A. – Asset-Level Information.

None

Item 1B. – Asset Representations Reviewer and Investor Communication.

None

PART II – OTHER INFORMATION

ITEM 2 – Legal Proceedings.

None

ITEM 3 – Sales of Securities and Use of Proceeds.

On August 11, 2017, AFS SenSub Corp. (the “Depositor”), sold all the Class E Fixed Rate Asset-Backed Notes with a principal balance of $24,890,000 (the “Class E Notes”), issued by AmeriCredit Automobile Receivables Trust 2014-4 (the “Issuing Entity”), pursuant to the terms of the Note Purchase Agreement, dated as of August 4, 2017, among the Depositor and an investor. The Class E Notes were sold by the Depositor in reliance on the exemption from registration under Section 4(a)(2) of the United States Securities Act of 1933 (the “Securities Act”). The Class E Notes were originally issued by the Issuing Entity pursuant to an Indenture, dated as of November 3, 2014, between the Issuing Entity and The Bank of New York Mellon, as indenture trustee and trust collateral agent. The Depositor continues to hold 100% of the residual certificates issued by the Issuing Entity.

The Depositor is not required to retain any of the securities issued by the issuing entity under the SEC’s credit risk retention rules, 17. C.F.R Part 246 (“Regulation RR”), because the securities were issued prior to the compliance date for Regulation RR.

ITEM 4 – Defaults Upon Senior Securities.

None

ITEM 5 – Submission of Matters to a Vote of Security Holders.

None

ITEM 6 – Significant Obligors of Pool Assets.

None

ITEM 7 – Change in Sponsor Interest in the Securities.

Please see the disclosure provided with respect to Item 3, Sales of Securities and Use of Proceeds, of this Form 10-D.

ITEM 8 – Significant Enhancement Provider Information.

None

ITEM 9 – Other Information.

None

ITEM 10 – Exhibits.

(a)	Documents filed as part of this report:

99.1     Monthly Servicer’s Certificate

(b)	Exhibits required by this Form and Item 601 of Regulation S-K (17 CFR 229.601).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AMERICREDIT AUTOMOBILE RECEIVABLES TRUST 2014-4

(Issuing Entity)

Dated: September 11, 2017

By:	AmeriCredit Financial Services, Inc., as Servicer

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization &
Conduit Reporting-Treasury

EXHIBIT INDEX

EXHIBIT	DESCRIPTION

99.1	Monthly Servicer’s Certificate